STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5%
Aerospace & Defense - .5%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	3,000,000		2,646,693
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	3,000,000		2,973,904
				5,620,597
Airlines - .6%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,845,535		3,212,309
Delta Air Lines Pass Through Trust, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,076,440
				7,288,749
Automobiles & Components - .2%
General Motors Financial Co., Sr. Unscd. Notes	3.10	1/12/2032	3,100,000		2,489,683
Banks - 7.6%
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	8,650,000	[a]	8,390,500
Barclays PLC, Sr. Unscd. Notes	7.33	11/2/2026	7,675,000		7,894,614
Citigroup Inc., Sub. Notes	4.45	9/29/2027	7,500,000		7,228,310
Credit Suisse Group AG, Sr. Unscd. Notes	1.31	2/2/2027	6,500,000	[b]	5,140,838
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	4,825,000	[b]	4,276,850
Deutsche Bank AG, Sr. Unscd. Notes	2.55	1/7/2028	8,490,000		7,131,956
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	6,000,000		5,693,602
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[a,c]	4,562,482
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	8,500,000		7,492,591
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		5,153,956
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,b,c]	4,228,492
Societe Generale SA, Sub. Notes	6.22	6/15/2033	9,750,000	[b]	9,083,714
The Goldman Sachs Group Inc., Sub. Notes	6.75	10/1/2037	8,270,000		8,873,421
				85,151,326
Beverage Products - .5%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.90	2/1/2046	6,250,000		5,856,818
Chemicals - .6%
Celanese US Holdings LLC, Gtd. Notes	5.90	7/5/2024	4,785,000		4,757,419

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Chemicals - .6% (continued)
Nutrien Ltd., Sr. Unscd. Notes	5.95	11/7/2025	2,000,000		2,042,285
				6,799,704
Commercial & Professional Services - .2%
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	2,905,000		2,431,474
Commercial Mortgage Pass-Through Certificates - .8%
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000		8,945,115
Consumer Discretionary - 1.1%
WarnerMedia Holdings Inc., Gtd. Notes	3.76	3/15/2027	7,185,000	[b]	6,551,415
WarnerMedia Holdings Inc., Gtd. Notes	4.28	3/15/2032	6,225,000	[b]	5,291,505
				11,842,920
Diversified Financials - 3.4%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	3,800,000		3,354,060
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	7,000,000		6,158,421
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	10,500,000	[b]	8,558,720
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		4,932,522
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,422,421
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000		5,475,383
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	[b]	4,606,983
Owl Rock Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,072,340
				38,580,850
Electronic Components - .4%
Jabil Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000	[c]	4,895,010
Energy - 2.3%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000		3,211,510
BP Capital Markets America Inc., Gtd. Notes	2.72	1/12/2032	6,485,000		5,500,465
Diamondback Energy Inc., Gtd. Notes	3.13	3/24/2031	4,800,000	[c]	4,043,824
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	4,825,000		4,486,166
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.50	5/15/2030	4,000,000		3,783,550
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	5,775,000		4,683,408
				25,708,923

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Food Products - .5%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000	[c]	5,054,905
Foreign Governmental - .3%
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	4,000,000		3,633,724
Health Care - 1.9%
AbbVie Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000		5,483,740
Amgen Inc., Sr. Unscd. Notes	5.65	6/15/2042	4,955,000		5,033,056
Astrazeneca Finance LLC, Gtd. Notes	1.20	5/28/2026	4,450,000		3,976,401
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000		6,710,036
				21,203,233
Industrial - .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[b]	3,221,916
Information Technology - .4%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	4,790,000		4,009,085
Insurance - .6%
MetLife Inc., Jr. Sub. Notes, Ser. G	3.85	9/15/2025	1,900,000	[a,c]	1,730,197
Prudential Financial Inc., Sr. Unscd. Notes	4.35	2/25/2050	6,375,000		5,490,697
				7,220,894
Internet Software & Services - 1.4%
Amazon.com Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000		6,090,819
eBay Inc., Sr. Unscd. Notes	1.90	3/11/2025	6,000,000	[c]	5,634,418
Meta Platforms Inc., Sr. Unscd. Notes	4.45	8/15/2052	5,000,000	[b]	4,115,975
				15,841,212
Media - .5%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	5,120,000		5,278,201
Metals & Mining - .6%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	4,775,000	[b]	3,805,608
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	2,875,000		2,811,050
				6,616,658
Municipal Securities - 2.6%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000		2,476,665
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000		4,998,642
Michigan Building Authority, Revenue Bonds, Refunding, Ser. II	2.71	10/15/2040	5,000,000		3,640,581
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000		4,405,392
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	1.48	1/1/2028	4,800,000		4,101,858
New York City, GO, Refunding, Ser. D	1.92	8/1/2031	3,825,000		3,023,855

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Municipal Securities - 2.6% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. AAA	1.09	7/1/2023	4,755,000		4,649,703
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,000,000		1,505,200
				28,801,896
Real Estate - 2.4%
Alexandria Real Estate Equities Inc., Gtd. Notes	2.95	3/15/2034	4,775,000		3,879,996
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	6,000,000		5,719,147
Goodman US Finance Five LLC, Gtd. Notes	4.63	5/4/2032	2,875,000	[b]	2,647,297
Hudson Pacific Properties LP, Gtd. Notes	3.25	1/15/2030	3,746,000		2,937,378
Kimco Realty Corp., Sr. Unscd. Notes	3.20	4/1/2032	4,800,000		4,023,255
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,265,924
Prologis LP, Sr. Unscd. Notes	4.63	1/15/2033	1,900,000		1,860,299
Simon Property Group LP, Sr. Unscd. Notes	2.65	2/1/2032	4,000,000		3,213,408
				26,546,704
Retailing - .8%
McDonald's Corp., Sr. Unscd. Notes	4.60	9/9/2032	4,800,000		4,777,038
The Home Depot Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		4,394,377
				9,171,415
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	[b]	3,160,133
Broadcom Inc., Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[b]	4,376,232
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	5,000,000		4,875,444
Microchip Technology Inc., Sr. Unscd. Notes	0.97	2/15/2024	3,000,000		2,839,301
Microchip Technology Inc., Sr. Unscd. Notes	0.98	9/1/2024	2,000,000		1,850,204
NXP BV, Gtd. Notes	5.35	3/1/2026	4,500,000		4,482,770
				21,584,084
Technology Hardware & Equipment - .3%
Dell International LLC, Gtd. Notes	3.38	12/15/2041	4,800,000	[b]	3,313,995
Telecommunication Services - 1.6%
AT&T Inc., Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		5,912,862
T-Mobile USA Inc., Sr. Unscd. Notes	3.00	2/15/2041	6,675,000		4,862,455
Verizon Communications Inc., Sr. Unscd. Notes	2.99	10/30/2056	8,498,000		5,373,092

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
Telecommunication Services - 1.6% (continued)
Verizon Communications Inc., Sr. Unscd. Notes	3.40	3/22/2041	2,610,000		2,006,664
				18,155,073
Transportation - .4%
J.B. Hunt Transport Services Inc., Gtd. Notes	3.88	3/1/2026	5,000,000		4,864,209
U.S. Government Agencies Collateralized Municipal-Backed Securities - .4%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,764,393		4,998,708
U.S. Government Agencies Mortgage-Backed - 25.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			5,636,103	[d]	4,248,549
2.00%, 8/1/2041-5/1/2051			19,413,768	[d]	15,968,576
2.50%, 3/1/2042			9,164,244	[d]	8,084,517
3.00%, 1/1/2052			16,566,324	[d]	14,701,685
3.50%, 1/1/2052			13,974,445	[d]	12,815,005
4.00%, 1/1/2052			10,112,575	[d]	9,586,884
5.00%, 8/1/2049-11/1/2052			9,343,853	[d]	9,350,899
Federal National Mortgage Association:
1.50%, 1/1/2042			5,774,774	[d]	4,728,033
2.00%, 11/1/2046-1/1/2052			38,057,931	[d]	31,517,733
2.50%, 12/1/2036-11/1/2051			49,587,293	[d]	43,602,830
3.00%, 1/1/2035-2/1/2052			16,889,641	[d]	15,546,906
3.50%, 3/1/2052			13,159,366	[d]	12,079,468
4.00%, 4/1/2052-6/1/2052			24,207,381	[d]	22,931,170
4.50%, 3/1/2050-6/1/2052			17,718,262	[d]	17,298,024
5.00%, 6/1/2052			5,518,286	[d]	5,501,316
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			9,133,235		7,464,811
2.50%, 5/20/2051			11,996,596		10,369,662
3.00%, 6/20/2050-11/20/2051			15,538,253		14,091,553
3.50%, 1/20/2052			5,830,494		5,446,312
4.00%, 2/20/2051-6/20/2051			9,321,274		8,772,875
4.50%, 7/20/2052			8,905,487		8,735,868
				282,842,676
U.S. Treasury Securities - 38.3%
U.S. Treasury Bonds	1.88	11/15/2051	7,000,000		4,605,508
U.S. Treasury Bonds	1.88	2/15/2041	13,475,000		9,745,952
U.S. Treasury Bonds	2.00	8/15/2051	5,500,000		3,740,000
U.S. Treasury Bonds	2.25	2/15/2052	7,745,000		5,595,460
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000		2,286,797
U.S. Treasury Bonds	3.00	8/15/2052	18,500,000	[c]	15,846,406
U.S. Treasury Bonds	3.25	5/15/2042	12,825,000		11,525,467

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.5% (continued)
U.S. Treasury Securities - 38.3% (continued)
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.02%	4.32	1/31/2024	11,850,000	[c,e]	11,846,142
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL -0.08%	4.26	4/30/2024	21,250,000	[e]	21,214,177
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	6,143,600	[f]	5,862,080
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	10,638,600	[f]	10,277,361
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	9,626,240	[f]	9,183,511
U.S. Treasury Notes	0.13	5/31/2023	6,000,000		5,868,424
U.S. Treasury Notes	0.13	12/15/2023	9,000,000	[c]	8,581,021
U.S. Treasury Notes	0.25	6/15/2024	16,000,000		14,982,500
U.S. Treasury Notes	0.75	12/31/2023	6,500,000		6,230,606
U.S. Treasury Notes	0.75	4/30/2026	11,315,000		10,143,279
U.S. Treasury Notes	0.88	1/31/2024	15,195,000		14,549,213
U.S. Treasury Notes	1.38	11/15/2031	17,975,000		14,872,206
U.S. Treasury Notes	1.63	8/15/2029	16,810,000		14,764,564
U.S. Treasury Notes	1.75	12/31/2026	11,740,000		10,790,482
U.S. Treasury Notes	1.88	2/15/2032	4,200,000		3,617,578
U.S. Treasury Notes	2.38	5/15/2027	18,300,000		17,174,121
U.S. Treasury Notes	2.50	5/31/2024	17,500,000		16,975,342
U.S. Treasury Notes	2.50	1/31/2024	13,820,000		13,486,916
U.S. Treasury Notes	2.50	3/31/2027	19,500,000		18,418,359
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		14,298,047
U.S. Treasury Notes	2.63	1/31/2026	10,995,000	[c]	10,533,725
U.S. Treasury Notes	2.63	7/31/2029	20,000,000		18,662,500
U.S. Treasury Notes	2.75	7/31/2027	2,000,000		1,905,938
U.S. Treasury Notes	2.75	8/15/2032	11,995,000	[c]	11,112,243
U.S. Treasury Notes	2.88	4/30/2029	16,930,000		16,046,466
U.S. Treasury Notes	2.88	5/15/2032	31,455,000		29,489,063
U.S. Treasury Notes	3.00	7/31/2024	10,490,000	[c]	10,243,116
U.S. Treasury Notes	3.25	6/30/2029	25,750,000		24,953,359
U.S. Treasury Notes	3.25	6/30/2027	11,750,000		11,446,152
				430,874,081
Total Bonds and Notes (cost $1,232,423,206)			1,108,843,838

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T Inc., Ser. A (cost $6,500,000)	5.00		260,000		5,135,000

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,665,676)	3.94	6,665,676	[g] 6,665,676

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $17,247,760)	3.94	17,247,760	[g] 17,247,760
Total Investments (cost $1,262,836,642)		101.1%	1,137,892,274
Liabilities, Less Cash and Receivables		(1.1%)	(12,621,879)
Net Assets		100.0%	1,125,270,395

GO—General Obligation

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, these securities were valued at $72,379,673 or 6.43% of net assets.

c Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $82,326,122 and the value of the collateral was $84,685,043, consisting of cash collateral of $17,247,760 and U.S. Government & Agency securities valued at $67,437,283. In addition, the value of collateral may include pending sales that are also on loan.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Mortgage-Backed	-	8,945,115	-	8,945,115
Corporate Bonds	-	348,747,638	-	348,747,638
Equity Securities - Preferred Stocks	5,135,000	-	-	5,135,000
Foreign Governmental	-	3,633,724	-	3,633,724
Investment Companies	23,913,436	-	-	23,913,436
Municipal Securities	-	28,801,896	-	28,801,896
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,998,708	-	4,998,708
U.S. Government Agencies Mortgage-Backed	-	282,842,676	-	282,842,676
U.S. Treasury Securities	-	430,874,081	-	430,874,081

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2022, accumulated net unrealized depreciation on investments was $124,944,368, consisting of $2,351,904 gross unrealized appreciation and $127,296,272 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.